Commitments and contingencies - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Commitments to acquire PPE	$ 42,288	$ 40,720
Disclosure of contingent liabilities in business combination [line items]
Total	31,338	$ 33,210
Entering into significant commitments
Disclosure of contingent liabilities in business combination [line items]
Commitments in relation to joint ventures	$ 68,600